CAPITALIZATION (Details) - USD ($)	Dec. 02, 2016	Jun. 28, 2016	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Oct. 26, 2015
Class of Stock
Due to related party			$ 464,000	$ 464,000	$ 464,000	$ 464,000
Common stock, par value per share			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized			100,000,000	100,000,000	100,000,000		100,000,000
Common stock shares issued			19,837,642	19,837,642	19,837,642	19,837,642	21,526,747
Common stock, shares outstanding			19,837,642	19,837,642	19,837,642	19,837,642	21,526,747
Richard Xu
Class of Stock
Ordinary shares repurchased, shares	204,005
Ordinary shares repurchased, amount	$ 204
Brad Reifler
Class of Stock
Ordinary shares repurchased, shares		5,100
Ordinary shares repurchased, amount		$ 60,180
Bluesky LLC
Class of Stock
Ordinary shares repurchased, shares		1,480,000
Ordinary shares repurchased, amount		$ 17,464,000
Amount paid to related party for repurchase of ordinary shares		$ 17,000,000
Due to related party			$ 464,000	$ 464,000	$ 464,000	$ 464,000
WFG's shareholders
Class of Stock
Common stock shares issued							16,800,000
Sino | Former Stockholders
Class of Stock
Common stock shares issued							4,726,747